Cover	Jul. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 22, 2022
Entity File Number	001-40548
Entity Registrant Name	Gobi Acquisition Corp.
Entity Central Index Key	0001854593
Entity Tax Identification Number	98-1594224
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	33/F, Three Pacific Place
Entity Address, Address Line Two	1 Queen’s Road East
Entity Address, Country	HK
City Area Code	852
Local Phone Number	2918 0088
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per Share
Trading Symbol	GOBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false